PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT
7. PROPERTY AND EQUIPMENT
Property and equipment, net, consists of:

December 31,	2021	2020
Land	$676	$741
Buildings and improvement s	85,857	80,877
Machinery, vehicles, and equipment	108,110	92,577
Computer hardware and software	68,762	62,776
Furniture and fixtures	21,404	19,077

	284,809	256,048
Accumulated depreciation and amortization	(173,790)	(157,823)

	$111,019	$98,225

Depreciation and amortization expense related to property and equipment included in selling, general and administrative expenses for the years ended December 31, 2021, 2020, and 2019, were $22,566, $19,963, and $18,808, respectively.